INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 349	$ 394
Translation adjustment	(17)	(45)
Transfer and reclassification	6
Goodwill at end of period	338	349
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	179	223
Translation adjustment	4	(44)
Transfer and reclassification	0
Goodwill at end of period	183	179
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	129	127
Translation adjustment	(17)	2
Transfer and reclassification	0
Goodwill at end of period	112	129
Ukraine
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	10	10
Translation adjustment	(2)	0
Transfer and reclassification	6
Goodwill at end of period	14	10
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	31	34
Translation adjustment	(2)	(3)
Transfer and reclassification	0
Goodwill at end of period	29	31
Bangladesh and Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0
Goodwill at end of period	$ 0	$ 0